Equity Accounted Investments	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Equity Accounted Investments	Equity Accounted Investments
The Partnership has investments in two separate joint ventures, whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Please refer to Note 2d(ii) - Joint ventures.
Libra Joint Venture
The Partnership's investment in the Libra Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
In October 2014, the Partnership sold a 1995-built shuttle tanker to OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture between the Partnership and Ocyan S.A. (or Ocyan) which vessel was converted to an FPSO unit for the Libra field in Brazil. The FPSO unit commenced operations in late-2017. Included in the joint venture is a ten-year plus construction period loan facility, which as at December 31, 2021 had an outstanding balance of $471.8 million (December 31, 2020 - $529.1 million). The interest payments of the loan facility are based on LIBOR, plus a margin of 2.65%. The final payment under the loan facility is due October 2027. In addition, the Libra Joint Venture entered into ten-year interest rate swap agreements, with an aggregate notional amount of $430.8 million as at December 31, 2021 (December 31, 2020 - $483.5 million), which amortize quarterly over the term of the agreements. These interest rate swap agreements exchange the receipt of LIBOR-based interest for the payment of a weighted average fixed rate of 2.52%. These interest rate swap agreements are not designated as qualifying cash flow hedging relationships for accounting purposes.
Itajai Joint Venture
The Partnership's investment in the Itajai Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
In June 2013, the Partnership acquired its interest in OOG-TKP FPSO GmbH & Co KG (or Itajai Joint Venture), a 50/50 joint venture between the Partnership and Ocyan, which owns the Cidade de Itajai FPSO unit currently operating in Brazil. Included in the joint venture is a term loan facility, which was amended during the year ended December 31, 2020 and as at December 31, 2021 had an outstanding balance of $14.4 million (December 31, 2020 - $53.4 million). The interest payments on the amended loan facility are based on LIBOR, plus a margin of 3.50%. The final payment under the amended loan facility is due April 2022. As part of the amendment of the loan facility, the joint venture terminated the associated interest rate swap agreements and as at December 31, 2021, the joint venture held no interest rate swap agreements (December 31, 2020 - the joint venture held no interest rate swap agreements).
The Partnership relies on the expertise and relationships that its joint ventures and joint venture partners may have with current and potential customers to jointly pursue FPSO projects and provide assistance in competing in new markets.
As at December 31, 2021 and 2020, the Partnership had total investments of $237.5 million and $241.7 million, respectively, in its equity-accounted investments.
During the year ended December 31, 2021, the Partnership's equity in earnings in the joint venture includes an impairment expense of $36.1 million recognized within the Partnership's Itajai Joint Venture on the Cidade de Itajai FPSO. There were no indicators of impairment nor were there any impairments recorded as at December 31, 2020, within either of the Partnership's two joint ventures.
The following table summarizes the impairment expense within the Partnership's Itajai Joint Venture:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2021	Cidade de Itajai	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	36,096
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurement of the principle asset within the Itajai Joint Venture:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)	Sensitivity Analysis - Increase in impairment expense due to 0.5% increase in discount rate (in million USD)
Q4 2021	Cidade de Itajai	FPSO	6.1 - 11.1	1.50 -14.50	9.01	2.0
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.

The following tables presents summarized financial information assuming a 100% ownership interest in the Partnership’s equity-accounted investments.

	December 31, 2021			December 31, 2020
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$
Current assets	119,700	31,210	150,910	123,576	29,605	153,181
Non-current assets	719,339	191,680	911,019	765,239	278,113	1,043,352
Current liabilities	82,515	21,489	104,004	83,028	43,681	126,709
Non-current liabilities	482,986	1	482,987	567,474	18,888	586,362
Net assets	273,538	201,400	474,938	238,313	245,149	483,462
Ownership interest	50%	50%	50%	50%	50%	50%
Equity-accounted investments	136,769	100,700	237,469	119,157	122,575	241,731
Cash and cash equivalents	9,311	6,717	16,028	8,450	10,396	18,846
Current financial liabilities(1)	64,146	15,297	79,443	66,223	35,533	101,756
Non-current financial liabilities(1)	420,414	—	420,414	495,861	18,546	514,407
(1)Excludes provisions, trade and other payables.

	Year ended December 31,			Year ended December 31,			Year ended December 31,
	2021	2021	2021	2020	2020	2020	2019	2019	2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$	$	$	$
Revenues	180,796	82,754	263,550	181,734	82,170	263,904	181,172	84,275	265,447
Depreciation and amortization	(44,099)	(19,109)	(63,208)	(48,408)	(16,419)	(64,827)	(47,282)	(16,371)	(63,653)
Interest expense	(15,234)	(1,595)	(16,829)	(20,493)	(8,373)	(28,866)	(34,798)	(6,938)	(41,736)
Interest income	199	1,219	1,418	83	170	253	203	—	203
Income tax (expense) benefit	(612)	(356)	(968)	(100)	(534)	(634)	(166)	(330)	(496)
Net income (loss) and other comprehensive income (loss)	90,046	(39,922)	50,124	43,882	27,960	71,842	34,686	32,850	67,536
Ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%
Equity-accounted income (loss)	45,023	(19,961)	25,062	21,941	13,980	35,921	17,343	16,425	33,768
Dividends received by the Partnership	29,055	4,373	33,428	27,492	2,250	29,742	15,405	2,250	17,655

The Partnership's investment in equity-accounted investments and its interest in the net income of its equity-accounted investments are included in the Partnership's FPSO segment.
Non-Wholly Owned Subsidiaries
The following tables present the assets and liabilities from the Partnership’s investments in non-wholly owned subsidiaries as at December 31, 2021 and 2020, as well as of revenues, net income, other comprehensive income and distributions for the years ended December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020
	$	$
Current assets	7,967	38,902
Non-current assets	40,284	48,960
Current liabilities	6,568	44,109

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Revenues	22,410	47,050	55,655
Net income (loss) and other comprehensive income (loss)	(10,830)	(12,759)	(15,106)
Distributions paid to non-controlling interests	(10,605)	(4,750)	(3,636)
The Partnership's investments in non-wholly owned subsidiaries are in its shuttle tanker and FSO segments. See Note 2d i) for further details.